SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2023
Text block [abstract]
SEGMENT INFORMATION
20.	SEGMENTED INFORMATION
The Company operates in one reportable segment, being the acquisiti
o
n, exploration and development of uranium properties.
All
of the Company’s
non-current
assets are located in Canada.